                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07119

                      Morgan Stanley Global Utilities Fund
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2007

Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
            COMMON STOCKS (99.0%)
            BRAZIL (0.7%)
            TELECOMMUNICATIONS
   51,000   Tim Participacoes SA - ADR                                 1,736,040
                                                                    ------------
            CANADA (7.1%)
            TELECOMMUNICATIONS
  100,700   BCE INC                                                    2,476,213
  100,000   Rogers Communications, Inc. (Class B)                      6,121,000
  200,000   Telus Corp. (Non-Voting)                                   9,627,683
                                                                    ------------
            TOTAL CANADA                                              18,224,896
                                                                    ------------
            MEXICO (1.7%)
            TELECOMMUNICATIONS
  100,000   America Movil S.A. de C.V. (Series L)
               (ADR) (Mexico)                                          4,447,000
                                                                    ------------
            RUSSIA (0.5%)
            TELECOMMUNICATIONS
   25,000   Mobile Telesystems (Sponsored ADR)                         1,202,500
                                                                    ------------
            SPAIN (5.4%)
            ELECTRIC UTILITIES
  155,000   Iberdrola S.A.                                             6,877,986
                                                                    ------------
            TELECOMMUNICATIONS
  349,136   Telefonica S.A.                                            7,071,098
                                                                    ------------
            TOTAL SPAIN                                               13,949,084
                                                                    ------------
            UNITED  STATES (83.6%)
            Electric Utilities
  340,900   AES Corp. (The)                             *              7,966,833
   80,300   Ameren Corp.                                               4,393,213
  120,000   CenterPoint Energy, Inc.                                   1,962,000
  150,000   CMS Energy Corp.                            *              2,431,500
   85,700   Consolidated Edison, Inc.                                  4,132,454
   70,700   Dominion Resources, Inc.                                   5,708,318
  115,000   DPL, Inc.                                                  3,215,400
  211,200   Duke Energy Corp.                                          6,699,264
  105,000   Edison International                                       4,827,900
  115,000   El Paso Electric Co.                        *              2,856,600
  108,700   Entergy Corp.                                              9,926,484
  123,200   Exelon Corp.                                               7,481,936
  129,600   FirstEnergy Corp.                                          7,755,264
  193,400   FPL Group, Inc.                                           10,308,220
   55,000   ITC Holdings Corp.                                         2,158,750
  140,000   NRG Energy, Inc.                            *              7,968,800
  170,000   PG&E Corp.                                                 7,808,100
  195,000   PPL Corp.                                                  7,088,250
   75,000   Progress Energy, Inc.                                      3,582,750
  135,000   Reliant Energy, Inc.                        *              1,811,700

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
  140,300   SCANA Corp.                                                5,788,778
  125,000   Sierra Pacific Resources                    *              2,052,500
  170,900   Southern Co. (The)                                         6,195,125
   95,000   TXU Corp.                                                  5,452,050
  135,800   Wisconsin Energy Corp.                                     6,352,724
   95,000   Xcel Energy, Inc.                                          2,181,200
                                                                    ------------
                                                                     138,106,113
                                                                    ------------
            ENERGY
  158,100   AGL Resources, Inc.                                        6,072,621
  345,000   Dynegy, Inc. (Class A)                      *              2,342,550
  115,200   Equitable Resources, Inc.                                  4,997,376
   62,000   Ormat Technologies Inc.                                    2,284,080
   62,100   Questar Corp.                                              5,356,125
  130,000   Sempra Energy                                              7,085,000
   43,000   Southwestern Energy Co.                     *              1,811,590
   95,800   UGI Corp.                                                  2,699,644
                                                                    ------------
                                                                      32,648,986
                                                                    ------------
            TELECOMMUNICATIONS
   95,073   ALLTEL Corp.                                               5,394,442
  180,360   American Tower Corp. (Class A)              *              6,830,233
  155,900   AT&T Inc.                                                  5,286,569
   95,400   BellSouth Corp.                                            4,253,886
  195,000   Citizens Communications Co.                                2,763,150
   55,000   NII Holdings, Inc.                          *              3,571,150
  100,000   SBA Communications Corp.                    *              2,837,000
  125,000   Sprint Nextel Corp.                                        2,438,750
  270,000   Time Warner Telecom Inc. (Class A)          *              4,924,800
  145,200   Verizon Communications, Inc.                               5,073,288
                                                                    ------------
                                                                      43,373,268
                                                                    ------------
            TOTAL UNITED  STATES                                     214,128,367
                                                                    ------------
            TOTAL COMMON STOCKS
               (Cost $175,110,718)                                   253,687,887
                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            Short-Term Investment (0.8%)
            REPURCHASE AGREEMENT
 $  2,149   Joint repurchase agreement account 5.295%
               due 12/01/06 (dated 11/30/06; proceeds
               $2,149,316) (a) (Cost $2,149,000)                       2,149,000
                                                                    ------------
            TOTAL INVESTMENTS
               (Cost $177,259,718) (b)                       99.8%   255,836,887
            OTHER ASSETS IN EXCESS OF LIABILITIES             0.2        436,367
                                                            -----   ------------
            NET ASSETS                                      100.0%  $256,273,254
                                                            =====   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $81,588,432 and the aggregate gross unrealized depreciation is $3,011,263, resulting in net unrealized appreciation of $78,577,169.

MORGAN STANLEY GLOBAL UTILITIES FUND

Summary of Investments                  November 30, 2006 (unaudited)
----------------------                  ---------------------------------------------
                                                                           PERCENT OF
INDUSTRY                                   VALUE                           NET ASSETS
----------------------                  ------------                       ----------
Electric Utilities                      $144,984,099                             56.6%
Telecommunications                        76,054,802                             29.7
Energy                                    32,648,986                             12.7
Repurchase Agreement                       2,149,000                              0.8
                                        ------------                       ----------
                                        $255,836,887                             99.8%
                                        ============                       ==========

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Utilities Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
January 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
January 18, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
January 18, 2007


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